UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.)        [  ] is a restatement
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      WorldCom, Inc.
Address:   500 Clinton Center Drive
           Clinton, MS  39056

Form 13F File Number:  28-05965
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott D. Sullivan
      --------------------------------------------------------

Title:   Chief Financial Officer
       -------------------------------------------------------

Phone:  (601) 460-5600
        ------------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Scott D. Sullivan         Clinton, Mississippi           May 15, 2001
       ---------------------         --------------------           ------------
            [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                        REPORTING MANAGER: WORLDCOM, INC.



Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:              $  474,313 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE.


                           FORM 13F INFORMATION TABLE
                        REPORTING MANAGER: WORLDCOM, INC.


                                                                                                                        ITEM 8:
                                                                                                                  VOTING AUTHORITY
                                                  ITEM 4:      ITEM 5:
                            ITEM 2:    ITEM 3:     FAIR        SHARES               ITEM 6:     ITEM 7:
          ITEM 1:           TITLE OF    CUSIP      MARKET        OR                INVESTMENT    OTHER        (A)       (B)     (C)
      NAME OF ISSUER          CLASS    NUMBER      VALUE      PRINCIPAL   SH/PRN   DISCRETION   MANAGERS      SOLE     SHARED  NONE
                                                  (x$1000)     AMOUNT
Bracknell Corp.              Common   10382K102   $   33,973    8,559,965    SH      Sole         N/A       8,559,965
Accelerated Networks, Inc.   Common   00429P107   $    1,683      897,666    SH      Sole         N/A         897,666
Advanced Switching Corp.     Common   0757V106    $    3,790    1,263,220    SH      Sole         N/A       1,263,220
Avanex Corp.                 Common   05348W109   $    1,502      142,115    SH      Sole         N/A         142,115
Caliber Learning Networks,   Common   129914107   $      621      662,513    SH      Sole         N/A         662,513
Inc.
Echostar Communications      Common   278762109   $  126,404    4,565,385    SH      Sole         N/A       4,565,385
Corp.
General Communications,      Common   369385109   $   85,746    9,527,300    SH      Sole         N/A       9,527,300
Inc.
i3 Mobile, Inc.              Common   465713105   $      592      631,250    SH      Sole         N/A         631,250
Juniper Networks, Inc.       Common   48203R104   $  155,742    4,102,799    SH      Sole         N/A       4,102,799
LCC International, Inc.      Common   501810105   $   14,206    2,841,099    SH      Sole         N/A       2,841,099
Portugal Telecom S.A.        Common   737273102   $   40,850    4,750,000    SH      Sole         N/A       4,750,000
Rhythms Net Connections      Common   762430205   $    1,960    4,477,692    SH      Sole         N/A       4,477,692
Inc.
Speechworks International,   Common   84764M101   $    3,340      508,906    SH      Sole         N/A         508,906
Inc.
Telemonde, Inc.              Common   87943610    $    2,207   15,766,792    SH      Sole         N/A      15,766,792
World Access, Inc.           Common   98141A101   $    1,697    6,787,347    SH      Sole         N/A       6,787,347
                                                  -----------

Total Fair Market Value                           $  474,313
                                                  ===========

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